Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Carrying amount at July 1		$ 112,965
New lease	$ 252,677
Payments	(70,966)	$ (112,965)
Carrying amount at June 30	181,711
Maturity analysis year 1	102,806
Maturity analysis year 2	84,226
Maturity analysis	187,032
Less: unearned interest	(5,321)
Lease liabilities maturity analysis, Net	181,711
Current portion	97,485
Non-current portion	84,226
Lease liabilities	$ 181,711